RELATED PARTY TRANSACTIONS - (Narrative) (Details) $ in Thousands			1 Months Ended	5 Months Ended	12 Months Ended
	Apr. 01, 2013	Mar. 01, 2012 USD ($)	Apr. 30, 2013 USD ($)	Jun. 10, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2011 ft²
Transactions With Third Party [Line Items]
Office Building Lease					$ 2,692
Annual rental fee					2,692
Due to Related Parties, Current					9,227	$ 19
Due from Related Parties, Current					644
Vincent Tianquan Mo
Transactions With Third Party [Line Items]
Office Building Lease					156		$ 159
Annual rental fee					$ 156		159
Shanghai Yuyue
Transactions With Third Party [Line Items]
Entity owned percentage					100.00%
Vincent Tianquan Mo
Transactions With Third Party [Line Items]
Lease period		10 years
Cost Of Lease Operating Lease		$ 0
Office Building Lease					$ 156	162	159
Annual rental fee					156	162	159
Che Tian Xia Company
Transactions With Third Party [Line Items]
Cost To Use Domain Name			$ 0
Period of use for domain name			7 years
Beihai Silver Beach
Transactions With Third Party [Line Items]
Lease period	10 years
Due to Related Parties, Current						19
Due from Related Parties, Current					369
China Index Holdings Limited [Member]
Transactions With Third Party [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				$ 1,495		687	561
Office Building Lease				490		1,153	1,268
Annual rental fee				$ 490		1,153	$ 1,268
Annual Royalty Fee					72
Shanghai Yuyue
Transactions With Third Party [Line Items]
Noncash net liability distributed					8,772
Consideration from disposal of subsidiaries					7,394	$ 8,746
Proceeds from before disposal					1,450
Wanli
Transactions With Third Party [Line Items]
Due from Related Parties, Current					275
IT service income | China Index Holdings Limited [Member]
Transactions With Third Party [Line Items]
Other income					756
Software license income
Transactions With Third Party [Line Items]
Due to Related Parties, Current					317
Due from Related Parties, Current					9,258
Software license income | China Index Holdings Limited [Member]
Transactions With Third Party [Line Items]
Other income					$ 40
Training service fee [Member]
Transactions With Third Party [Line Items]
Free rental space | ft²								220